The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Select
Large-Cap Value Fund and Columbia Select Smaller-Cap Value Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 1, 2012 (Accession No. 0001193125-12-091178), which is incorporated herein by reference.